Fair Value Considerations (Details 2) - Level 3 [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance as of June 30, 2017		$ 276,000
Warrant issuances	4,118,000
Change in fair value included in earnings	(818,000)	(213,000)
Reclassification of warrant from liability to equity upon amendment		(63,000)
Balance as of December 31, 2017	$ 3,300,000